Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jul. 10, 2024
C000250990
Account Value [Line Items]
Line Graph and Table Measure Name	Ocean Park Diversified Income ETF
Account Value	$ 10,376	$ 10,184	$ 10,102	$ 10,242	$ 10,376	$ 10,317	$ 10,325	$ 10,469	$ 10,286	$ 10,450	$ 10,263	$ 10,116	$ 10,000
C000250991
Account Value [Line Items]
Line Graph and Table Measure Name	Ocean Park Domestic ETF
Account Value	$ 10,270	9,814	9,154	10,024	10,616	10,879	10,557	11,029	10,276	10,383	10,182	10,087	10,000
C000250992
Account Value [Line Items]
Line Graph and Table Measure Name	Ocean Park High Income ETF
Account Value	$ 10,260	10,080	9,936	10,250	10,414	10,331	10,331	10,415	10,318	10,412	10,237	10,080	10,000
C000250993
Account Value [Line Items]
Line Graph and Table Measure Name	Ocean Park International ETF
Account Value	$ 9,756	9,313	8,916	9,458	9,384	9,534	9,703	9,929	10,004	10,444	10,087	9,909	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,525	10,365	10,440	10,399	10,395	10,171	10,118	10,286	10,178	10,437	10,299	10,153	10,000
Morningstar US Market TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR USD
Account Value	$ 11,204	10,662	10,022	10,081	10,710	10,902	10,571	10,892	10,231	10,307	10,095	9,871	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,525	10,365	10,440	10,399	10,395	10,171	10,118	10,286	10,178	10,437	10,299	10,153	10,000
Morningstar Global Markets ex US NR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex US NR USD
Account Value	$ 11,462	$ 11,073	$ 10,567	$ 10,193	$ 10,198	$ 10,098	$ 9,761	$ 9,957	$ 10,039	$ 10,563	$ 10,283	$ 10,023	$ 10,000